Basis of Preparation - Summary of Impact of Reclassification (Detail) - Debt securities [member] - JPY (¥) ¥ in Millions	Apr. 01, 2018	Mar. 31, 2018
Financial assets measured at fair value through profit or loss:
Debt securities	¥ 55,453	¥ 69,829
Financial assets measured at fair value through other comprehensive income:
Debt securities	14,376
Reclassification [member]
Financial assets measured at fair value through profit or loss:
Debt securities	(14,376)
Financial assets measured at fair value through other comprehensive income:
Debt securities	¥ 14,376